Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Operating Activities:
Net income	$ 122,159	$ 97,294	$ 68,472
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	18,344	14,661	12,746
Signature loan and auto title loan loss provisions	15,052	11,588	9,023
Deferred taxes	13,647	(1,287)	2,493
(Gain) / loss on sale or disposal of assets	309	1,528	(1,024)
Stock compensation	13,208	4,512	3,701
Income from investment in unconsolidated affiliates	(16,237)	(10,750)	(5,016)
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net	(2,998)	(4,312)	(1,408)
Inventory, net	(5,422)	(2,144)	(783)
Prepaid expenses, other current assets, and other assets, net	(12,759)	(6,277)	(4,767)
Accounts payable and accrued expenses	6,881	15,592	(3,649)
Customer layaway deposits	(70)	1,824	861
Deferred gains and other long-term liabilities	(345)	(736)	(363)
Excess tax benefit from stock compensation	(3,230)	(1,861)	(1,789)
Income taxes	(98)	5,093	2,120
Net cash provided by operating activities	148,441	124,725	80,617
Investing Activities:
Loans made	(652,403)	(545,579)	(446,023)
Loans repaid	405,594	335,832	276,255
Recovery of pawn loan principal through sale of forfeited collateral	205,662	174,224	154,235
Additions to property and equipment	(34,776)	(25,741)	(19,264)
Acquisitions, net of cash acquired	(67,919)	(21,837)	(40,922)
Investments in unconsolidated affiliates	0	(59,188)	0
Dividends from unconsolidated affiliates	7,274	3,841	1,634
Proceeds on disposal of assets	0	1,347	1,062
Net cash used in investing activities	(136,568)	(137,101)	(73,023)
Financing Activities:
Proceeds from exercise of stock options	397	1,602	4,943
Stock issuance costs related to acquisitions	0	0	(442)
Excess tax benefit from stock compensation	3,230	1,861	1,789
Debt issuance costs	(2,397)	3	(1,179)
Taxes paid related to net share settlement of equity awards	(7,484)	0	0
Proceeds on revolving line of credit	164,500	63,050	0
Payments on revolving line of credit	(147,000)	(63,050)
Proceeds from bank borrowings	0	0	40,000
Payments on bank borrowings	(25,004)	(10,000)	(35,385)
Net cash provided by (used in) financing activities	(13,758)	(6,534)	9,726
Change in cash and equivalents	(1,885)	(18,910)	17,320
Cash and equivalents at beginning of period	25,854	44,764	27,444
Cash and equivalents at end of period	23,969	25,854	44,764
Cash paid during the period for:
Interest	1,147	913	1,181
Income taxes	55,124	50,631	32,231
Non-cash Investing and Financing Activities:
Pawn loans forfeited and transferred to inventory	215,188	177,821	155,690
Foreign currency translation adjustment	(5,024)	1,755	7,201
Acquisition-related stock issuance	7,304	(31)	70,753
Issuance of common stock to 401(k) plan	$ 377	$ 260	$ 178